LOANS (covered) - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 509,945		$ 623,669	[1]	$ 0	[1]
Additions	0		0		691,266
Reclassification from non-accretable difference	39,079		97,808		0
Accretion	(125,524)		(139,356)		(48,673)
Other net activity	(79,090)	[2]	(72,176)	[2]	(18,924)	[2]
Balance at end of period	$ 344,410		$ 509,945		$ 623,669	[1]

[1]	Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
[2]	Includes the impact of loan repayments and charge-offs.